SCHEDULE OF INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes	$ 16,202,972	$ 8,015,813	$ 11,095,507
Canadian statutory rates		27.00%	27.00%
Expected income tax recovery	4,196,600	$ 2,164,000	$ 2,996,000
Impact of different foreign statutory tax rates	34,900
Non-deductible items	116,400	(687,000)	(2,043,000)
Share issue costs	887,600
Adjustments to prior years provision versus statutory tax returns	376,500	189,000	(388,000)
Differences between prior year provision and final tax return	(206,000)	(535,000)	(18,000)
Change in deferred tax asset not recognized	(5,406,000)	(1,131,000)	(547,000)
Income tax